Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenues	$ 9,717	$ 687	$ 19,498	$ 6,248
Production costs	(5,814)	(2,641)	(11,967)	(8,120)
Depletion and amortization	(1,773)	(666)	(3,563)	(1,935)
Cost of Sales	(7,587)	(3,307)	(15,530)	(10,055)
Gross Profit (Loss)	2,130	(2,620)	3,968	(3,807)
Administrative expenses	(1,151)	(1,155)	(2,595)	(2,088)
Share-based payments	(362)	(1,137)	(1,127)	(1,286)
Amortization	(127)	(53)	(261)	(134)
General and administrative expenses	(1,640)	(2,345)	(3,983)	(3,508)
Exploration	(1,800)	(258)	(2,873)	(631)
Other (expense) income	(188)	1,172	(837)	567
Finance (expense) income	(1,025)	554	(1,750)	(1,537)
Loss before income taxes	(2,523)	(3,497)	(5,475)	(8,916)
Income tax (expense) recovery	(22)	97	8	(855)
Net Loss	(2,545)	(3,400)	(5,467)	(9,771)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	1,156	615	182	(6,645)
Total other comprehensive income (loss)	1,156	615	182	(6,645)
Total comprehensive loss	$ (1,389)	$ (2,785)	$ (5,285)	$ (16,416)
Loss per share
Basic and diluted	$ (0.08)	$ (0.12)	$ (0.17)	$ (0.38)
Weighted average number of shares
Basic and diluted	32,400,248	29,029,959	32,385,771	25,788,853